PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE
PROPERTY, EQUIPMENT AND SOFTWARE
6.	PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software and its related accumulated depreciation and amortization as of December 31, 2022 and 2023 were as follows (RMB in millions):

	2022	2023

Buildings	5,409	5,409
Website-related equipment	1,802	2,075
Computer equipment	810	796
Software	668	755
Furniture and fixtures	216	301
Leasehold improvements	248	253
Less: accumulated depreciation and amortization	(3,949)	(4,447)

Total net book value	5,204	5,142

Depreciation expense for the years ended December 31, 2021, 2022 and 2023 was RMB723 million, RMB632 million and RMB627 million, respectively.